[GRAPHIC] HEITMAN REAL ESTATE FUND
MANAGEMENT LETTER
-------------------------------------------------------------------------------

During the first half of 1997 REITs and other real estate operating companies delivered returns that were in line with expectations but fell far short of the broader market. The S&P 500 Index1 delivered a 20.6% return for the first half, followed closely by the Dow Jones Industrial Average return of 20.1%, and yet the Wilshire Real Estate Securities Index (WRESI)2 delivered a relatively modest return of 6.5%. Interestingly, for the 12 months ending June 30, 1997, the WRESI and the S&P 500 Index have virtually identical returns of 33.53% and 33.63%. When people ask how REITs have performed relative to the market, the answer is that REITs have been competitive. In fact, for the five years ending June 30, 1997, the S&P 500 Index has delivered a 19.7% vs. 16.3% for the WRESI. The performance of the Heitman Real Estate Fund for the first six months of 1997 was 6.42% for the Heitman/PRA Institutional Class and 6.07% at net asset value and 1.03% at public offering price3 for the Advisor Class.

One observation that should be noted when discussing REITs is that they are still in their infancy and therefore are continuing to raise a substantial amount of equity relative to their existing base. Over 10% of the market capitalization of the WRESI at 6/30/97 was the result of secondary and initial public offerings during the first half of 1997. Needless to say, scarcity did not play a role in the positive returns of REITs thus far this year.

We continue to focus on selecting securities which are under valued given their prospects for growth. This approach, commonly referred to as growth at a reasonable price (GARP) is particularly appropriate given the robust recovery in the real estate markets.



REAL ESTATE MARKET

The  real estate cycle continues to mature.  Supply and demand in many markets and property sectors are approaching equilibrium as new supply is generally meeting demand. As long as the economy remains healthy and equilibrium conditions exist, rents and operating margins will continue to improve and real estate will provide attractive returns.

External growth via acquisition and development, remains an important driver of investment returns. This external growth is consistent with the trend of securitization of real estate.


---------------------------
1The  S&P 500 is an unmanaged index of common stock which  cannot be directly invested in.
2The  Wilshire  Real Estate Index is an unmanaged index  of  real estate securities.
3Reflects the deduction of the maximum 4.75% sales charge and assumes reinvestment of all dividends at net asset value.

 PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT
 RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

[GRAPHIC] HEITMAN REAL ESTATE FUND
MANAGEMENT LETTER - CONTINUED
-------------------------------------------------------------------------------

OFFERING ACTIVITY

REIT  offerings of securities recorded more than  $10  billion of equity issuance in the first half of 1997. Included in that amount were four IPOs totaling approximately $1.5 billion, however, secondaries continue to be the driving force in the business. Boston Properties (NYSE: BXP) was the largest IPO ($902 million) of the first half of 1997, but of greater interest is that BXP had access to private capital and yet chose to go public. This is telling because publicly traded real estate companies are becoming the preferred format for holding real estate investments for developers and investors alike. Company plans call for increasing the portfolio from $2 billion to $6 billion over the next 3-4 years and this growth can only be accommodated in a public market setting where access to capital is limited only by ability to create shareholder value.



REITS AND RUSSELL 2000  4

Due to the continued growth in market capitalization, REITs are increasingly finding their way into both the Russell 2000 as well as the Russell 10005 indexes. Interestingly REITs as a percentage of the Russell 2000 moved from 8.5% to 7.1% because 11 of the largest REITs graduated from the 2000 to the 1000.



LEGISLATIVE NEWS

On June 13th the House Ways and means Committee passed the REIT Simplification Act as part of the "balanced-budget" package. One proposal put forth by REIT advocates was to reduce the required distribution of taxable income from the current 95% to 90%. This would have allowed REITs to retain more earnings to fund growth and provide investors a larger cushion between earnings and distributions. As the components of legislative change evolved, it became apparent that it would be difficult to pass the reduced payout provision and it was scrapped. It is important to draw a distinction on the topic of dividends as a percentage of taxable income vs. distributions as a percentage of cash flow. The main difference is that depreciation is deducted for purposes of taxable income but is not a cash flow item and is therefore not deducted from cash flow computations. REITs do have the ability to retain some earnings but not as much as a typical corporation.

---------------------
4 The Russell 2000 is an index comprised of the smallest 2,000 of the largest 3,000 U.S.companies based upon market capitalization. 5 The Russell 1000 is an index comprised of the smallest 1,000 of the largest 3,000 U.S. companies based upon market capitalization.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT
 RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

[GRAPHIC] HEITMAN REAL ESTATE FUND
MANAGEMENT LETTER - CONTINUED
-------------------------------------------------------------------------------
The  second legislative topic of interest to investors is  the
"30%   Gross  Income  Test"  and  the  proposed  repeal  of  that
provision.   The  test effectively reduces a  REIT's  ability  to
trade real estate assets held for less than four years because no more  than  30% of its income may be from such sales,  securities held  less  than one year and disposition of property in  certain prohibited transactions.  As a practical matter REITs will be net buyers for the foreseeable future and rarely sell properties held short-term.  So what would be the potential benefits  to  a  REIT and therefore the shareholders?  A couple of simple examples come
to  mind.   First  of  all, if a REIT were to  buy  a  distressed
property and successfully achieve a high return, the REIT may want to sell the asset and redeploy that capital into another high yield opportunity. Secondly, REITs will frequently buy portfolios of real estate and the sellers want them to take "the good and the bad". Current law limits the REITs ability to sell.
This new tax provision would add a flexibility to the operating policies and allow REITs to sell when they felt that the invested capital could be used better elsewhere.



OUTLOOK

Public REITs continue to grow as a percentage of the U.S. real estate market, consistent with the trend of gradually shifting ownership from private hands to public companies. Real estate owned by public REITs now represents about 10% of the $1.6 trillion U.S. commercial market. We expect this trend to continue as both investors and real estate companies find characteristics of the public real estate market very attractive.

Importantly  for  REIT  shareholders,  we  expect   REITs   to
continue to have strong growth in cash flow per share. Internal growth from rising rents and occupancy, coupled with an attractive acquisition market and low interest rates should provide continued solid performance from real estate securities.

   Sincerely,



/s/Dean A. Sotter            /s/Timothy J. Pire, CFA       /s/Randy Newsome

   Dean A. Sotter               Timothy J. Pire               Randy Newsome
   Portfolio Manager            Portfolio Manager             Portfolio Manager


   August 11, 1997


-----------
8/97. Rodney Square Distributors, Inc. is the distributor for the Heitman/PRA Institutional Class. ACG Capital Corporation is the distributor for the Advisor Class.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT
 RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

[GRAPHIC] HEITMAN REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                             JUNE 30, 1997
-----------------------------------------------------------------------------
                                                         NAREIT        MARKET
                                                        CLASSIFI-      VALUE
											    SHARES   CATION       (NOTE 2)
												------  ---------     --------
COMMON STOCK - 87.2%
     Alexander Haagen Properties, Inc.        303,500    Equity   $  4,931,875
     Arden Realty Group, Inc.                 113,300    Equity      2,945,800
     Associated Estates Realty Corp.           80,000    Equity      1,880,000
     Avalon Properties, Inc.                  168,172    Equity      4,813,923
     Bay Apartment Communities, Inc.           87,000    Equity      3,219,000
     Bedford Property Investors, Inc.         132,500    Equity      2,666,563
     Boston Properties, Inc.                   85,600    Equity      2,354,000
     Boykin Lodging Co.                        57,300    Equity      1,371,619
     Brandywine Realty Trust                   85,400    Equity      1,729,350
     Cali Realty Corp.                        303,100    Equity     10,305,400
     Carramerica Realty Corp.                  33,200    Equity        954,500
     Catellus Development Corp.*              169,400    Equity      3,070,375
     Centerpoint Properties Corp.             112,900    Equity      3,584,575
     Chelsea GCA Realty, Inc.                  89,993    Equity      3,419,734
     Colonial Properties Trust                123,038    Equity      3,614,241
     Crescent Real Estate Equities Co.        105,000    Equity      3,333,750
     Crescent Operating, Inc.                  10,500    Equity        126,000
     Developers Diversified Realty Corp.      127,930    Equity      5,117,200
     Equity Residential Properties Trust       82,237    Equity      3,906,258
     Essex Property Trust, Inc.               363,100    Equity     11,664,587
     Excel Realty Trust, Inc.                 302,900    Equity      7,988,988
     Felcor Suite Hotels, Inc.                 21,900    Equity        815,775
     First Union Real Estate                  595,950    Equity      8,417,794
     Great Lakes REIT, Inc.                    84,000    Equity      1,380,750
     Grubb & Ellis Realty Income Trust*       189,700    Mortgage       96,747
     Kilroy Realty Corp.                      124,300    Equity      3,138,575
     Kimco Realty Corp.                       185,000    Equity      5,873,750
     Liberty Property Trust                    97,600    Equity      2,427,800
     Meridian Industrial Trust                199,600    Equity      4,690,600
     Parkway Properties, Inc.                 128,800    Equity      3,461,500
     Public Storage, Inc.                     214,900    Equity      6,285,825
     Regency Realty Corp.                      52,400    Equity      1,427,900
     Rouse Co.                                285,000    Equity      8,407,500
     Security Capital Atlantic, Inc.          128,200    Equity      3,068,787
     Security Capital Industrial Trust         52,891    Equity      1,137,157
     Security Capital Pacific Trust            85,230    Equity      1,949,636
     Servico, Inc.                            212,700    Equity      3,163,912
     Sovran Self Storage, Inc.                 97,600    Equity      2,854,800
     Spieker Properties, Inc.                 208,100    Equity      7,322,519
     Starwood Lodging Trust                   164,900    Equity      7,039,169
     Storage Trust Realty                     158,100    Equity      4,189,650
The accompnaying notes are an integral part of the financial statements.

[GRAPHIC] HEITMAN REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) - CONTINUED                JUNE 30, 1997
-----------------------------------------------------------------------------
                                            PAR ($000)  NAREIT       MARKET
                                            OR NUMBER  CLASSIFI-     VALUE
											OF SHARES   CATION      (NOTE 2)
										    ---------  ---------    --------

     Storage USA, Inc.                         44,400    Equity   $  1,698,300
     Summit Properties, Inc.                   92,500    Equity      1,907,812
     Trizec Hahn Corp.                        699,400    Equity     14,949,675
     Vornado Realty Trust                      45,400    Equity      3,274,475
     Wellsford Real Properties                  7,375    Equity         81,125
                                                                  ------------

     Total Common Stock (Cost $150,966,988) ...................    182,059,271
                                                                  ------------

PREFERRED STOCKS - 1.7%
     Beacon Properities Corp., 8.98%, Ser. A,
       Perpetual      ......................   69,500      -      $  1,750,531
     Equity Residential Properties, 7.00%,
       Ser. E, Convertible     .............   30,300      -           806,738
     Security Capital Industrial Trust, 7.00%,
      Convertible      .....................   33,600      -           936,600
                                                                  ------------

     Total Preferred Stocks (Cost $3,281,400) .................      3,493,869
                                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
     Federal Home Loan Bank Discount Notes, 5.30%,
       due 07/01/97 (COST $23,930,000)        $23,930      -        23,930,000
                                                                  ------------


        TOTAL INVESTMENTS (COST $178,178,388) - 100.3%.........    209,483,140
                                                                  ------------

        OTHER ASSETS AND LIABILITIES, NET - (0.3)%.............       (710,098)
                                                                  ------------

        NET ASSETS - 100.0%....................................  $ 208,773,042
                                                                 =============
*Non-income producing security.

The accompanying notes are an integral part of the financial statements.

[GRAPHIC] HEITMAN REAL ESTATE FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - JUNE 30, 1997
-------------------------------------------------------------------------------
ASSETS:
 Investments, at market value (identified
   cost $178,388)(Note 3).................                     $  209,483,140
 Cash.....................................                              3,145
 Receivables
  Capital shares sold ....................                            273,918
  Dividends ..............................                          1,092,599
  Investment  securities sold.............                            242,089
 Other assets ............................                                788
                                                               --------------
    TOTAL ASSETS..........................                        211,095,679
                                                               --------------

LIABILITIES:
 Payables:
  Capital shares redeemed ................                            344,514
  Investment management fees (Note 4) ....                            116,099
  Investment securities purchased ........                          1,668,729
  Accrued expenses .......................                            193,295
                                                                -------------
    TOTAL LIABILITIES.....................                          2,322,637
                                                                -------------
 NET ASSETS:
 (Applicable to 18,247,914 shares of $0.001
  par value beneficial interest issued and
  outstanding; unlimited number of shares
  authorized) .............................                    $  208,773,042
                                                               ==============
 Net asset value, offering price
  and redemption price per
  Institutional class share
  ($135,417,922 / 11,840,740)..............                            $11.44
                                                                       ======

 Net asset value, offering price and redemption
    price per Advisor class share
	($73,355,120 / 6,407,174)...............                           $11.45
                                                                       ======

 Offering price per Advisor class share
  ($11.45 / 0.9525)........................                            $12.02
                                                                       ======

COMPONENTS OF NET ASSETS:
 Paid-in capital............................                   $  156,090,889
 Distributions in excess of net investment
  income....................................                       (1,035,211)
 Accumulated net realized gain on
  investments...............................                       22,412,612
 Net unrealized appreciation of investments.                       31,304,752
                                                               --------------

NET ASSETS..................................                   $  208,773,042
                                                               ==============

The accompanying notes are an integral part of the  financial statements

[GRAPHIC] HEITMAN REAL ESTATE FUND
STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 1997(UNAUDITED)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends (Note 2) .........................                  $    3,777,379
 Interest....................................                         374,302
                                                               --------------
  Total investment income....................                       4,151,681
                                                               --------------

EXPENSES:
 Advisory fees (Note 4)......................   $   702,989
 Administration fees (Note 4)................       100,523
 Trustees' fees and expenses (Note 5)........        35,145
 Accounting fees (Note 4)....................        46,589
 Professional fees...........................        69,172
 Custodian fees..............................        23,500
 Insurance...................................        23,847
 Federal Registration fees...................         2,467
 State Registration fees.....................        10,911
 Shareholder report fees.....................        11,118
 Distribution fees - Advisor Shares (Note 4).        89,635
 Shareholder Servicing fees - Advisor Shares
  (Note 4)...................................        89,635
 Transfer agent fees.........................        52,519
 Other ......................................        10,814
                                                 ----------
  Total expenses.............................                       1,268,864
                                                                -------------
    Net  investment  income..................                       2,882,817
                                                                -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain from security transactions.                     22,594,223
 Net change in unrealized depreciation of
  investments ................................                    (13,416,866)
                                                                -------------

  Net realized and unrealized gain on
   investments ...............................                      9,177,357
                                                                -------------

Net increase in net assets resulting from
 operations ..................................                 $   12,060,174
                                                               ==============

The accompanying notes are an integral part of the financial statements

[GRAPHIC] HEITMAN REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                              FOR THE SIX-MONTH  FOR THE FISCAL
                                                PERIOD ENDED       YEAR ENDED
                                               JUNE 30, 1997      DECEMBER 31,
                                                (UNAUDITED)          1996
                                               -------------      ------------

OPERATIONS:
 Net investment income (Note 2) .............  $   2,882,817      $   5,550,774
 Net realized gain from security transactions     22,594,223         11,165,013
 Net change in unrealized appreciation
  (depreciation) of investments .............    (13,416,866)        34,985,157
                                               -------------      ------------
  Net increase in net assets resulting
   from operations ..........................     12,060,174         51,700,944
                                               -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS -
INSTITUTIONAL SHARES (NOTE 2):
 From net investment income ($0.17 and
  $0.37 per share, respectively).............     (1,968,621)        (4,155,578)
 In excess of net investment income
 ($0.05 and $0.10 per share, repectively)....       (672,934)        (1,094,050)
 From net capital gains ($0.00 and $0.41
  per share, respectively)...................              -         (4,677,017)
DISTRIBUTIONS TO SHAREHOLDERS - ADVISOR SHARES
 (NOTE 2):
 From net investment income ($0.14 and
  $0.31 per share, respectively).............       (914,196)        (1,395,196)
 In excess of net investment income
  ($0.05 and $0.12) per share repectively)...       (362,277)          (529,580)
 From net capital gains ($0.00 and $0.41 per
  share, respectively).......................              -         (2,751,674)
                                               -------------      -------------
  Total distributions paid to shareholders...     (3,918,028)       (14,603,095)
                                               -------------      -------------
CAPITAL SHARE TRANSACTIONS
 Receipt from Institutional Shares sold .....     18,815,421         45,944,221
 Receipt from Institutional Shares issued
  on reinvestment of distributions...........       929,638           3,754,881
 Institutional Shares redeemed ..............   (19,091,594)        (41,272,537)
 Receipt from Advisor Shares sold............    47,551,887          67,072,455
 Receipt from Advisor Shares issued on
  reinvestment of distributions..............     1,177,627           4,469,947
 Advisor Shares redeemed.....................   (57,831,749)         (9,199,099)
                                               ------------       -------------
  Increase (decrease) in net assets resulting
   from capital share transactions a ........    (8,448,770)         70,769,868
                                               ------------       -------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS ...      (306,624)        107,867,717
NET ASSETS:
 Beginning of period.........................   209,079,666         101,211,949
                                              -------------       -------------
 End of period............................... $ 208,773,042       $ 209,079,666
                                              =============       =============

A TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
 Institutional Shares sold ..................     1,693,144           4,898,411
 Institutional Shares issued on reinvestment
  of distributions ..........................        81,865             376,263
 Institutional Shares redeemed ..............    (1,724,299)         (4,542,560)
 Advisor Shares sold ........................     4,255,745           7,164,380
 Advisor Shares issued on reinvestment of
  distributions .............................       103,583             429,486
 Advisor Shares redeemed ....................    (5,221,036)           (961,503)
                                              -------------        ------------
 Net  increase (decrease) in shares .........      (810,998)          7,364,477
 Shares outstanding - Beginning balance .....    19,058,912          11,694,435
                                              -------------        ------------
 Shares outstanding - Ending balance ........    18,247,914          19,058,912
                                              =============        ============

The accompanyng notes are an integral part of the financial statements.

[GRAPHIC] HEITMAN REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each fiscal period presented.


INSTITUTIONAL SHARES

                                                                                     FOR THE
									     FOR THE                                   THREE-MONTH
                                        SIX-MONTH       FOR THE FISCAL YEARS       PERIOD ENDED         FOR THE FISCAL YEARS
                                      PERIOD ENDED          ENDED DEC 31,             DEC 31             ENDED SEPTEMBER 30,
									  JUNE 30, 1997     ---------------------      ------------      ------------------------
									   (UNAUDITED)       1996         1995             1994          1994      1993      1992
                                      ------------       ----         ----             ----          ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD...   $10.96        $8.65        $8.30            $9.23          $10.95    $8.29     $7.66
                                          ------        -----        -----            -----          ------    -----     -----
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (a).............     0.17         0.37         0.33             0.10            0.32     0.40      0.45
 Net realized and unrealized gain (loss)
   on investments......................     0.53         2.82         0.53            (0.05)          (0.92)    2.67      0.63
                                          ------        -----        -----            -----          ------    -----     -----
     Total from investment operations       0.70         3.19         0.86             0.05           (0.60)    3.07      1.08
                                          ------        -----        -----            -----          ------    -----     -----
DISTRIBUTIONS
 From net investment income (a)........    (0.17)       (0.37)       (0.33)           (0.10)          (0.31)   (0.41)    (0.45)
 In excess of net investment income....    (0.05)       (0.10)        0.00             0.00            0.00     0.00      0.00
 From net realized gain on investments.     0.00        (0.41)        0.00            (0.77)          (0.67)    0.00      0.00
 From tax return of capital (b)........     0.00         0.00        (0.18)           (0.11)          (0.14)    0.00      0.00
                                          ------        -----        -----            -----          ------    -----     -----
     Total distributions..............     (0.22)       (0.88)       (0.51)           (0.98)          (1.12)   (0.41)    (0.45)
                                          ------        -----        -----            -----          ------    -----     -----

NET ASSET VALUE, END OF PERIOD........    $11.44       $10.96        $8.65            $8.30           $9.23   $10.95     $8.29
                                          ======       ======        =====            =====           =====   ======     =====

Total Return..........................    6.42%c       38.06%       10.87%           0.65%c         (5.22)%   37.76%    14.49%


RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).. $135,418     $129,275      $95,692          $105,569       $116,268 $141,672   $66,521
 Ratio of expenses to average
    net assets.........................   1.08%*        1.23%        1.29%            1.28%*          1.22%    1.24%     1.37%
 Ratio of net investment income to
   average net assets (a)..............   3.04%*        4.09%        3.97%            4.35%*          2.87%    4.37%     5.75%
 Portfolio Turnover....................  83.41%*       59.88%       65.33%           37.55%*         90.11%   61.47%    28.05%
 Average commission rate paid(d).......  $0.0409      $0.0504            -                 -              -        -         -

<FOOTNOTE>
-----------------------
*Annualized.
a Distributions  from  REIT investments generally  include  a
  return   of  capital.  For  financial  reporting  purposes,
  through   September   30,  1993,  the  Fund  recorded   all
  distributions received, including the returns  of  capital, as net investment income.
b Historically, the Fund has distributed to its  shareholders amounts  approximating dividends received from  the  REITs.
  As  more  fully  explained in Note 2,  the  Fund,  for  the
  fiscal   year   ended  September  30,  1994,   adopted   an
  accounting  pronouncement  affecting  the  presentation  of distributions  to  shareholders.  The financial  highlights for  the  years ended September 30, 1992 through 1993  have not been restated.
c Not annualized.
d Required  disclosure  for  fiscal  years  beginning   after
  September 1, 1995 pursuant to SEC regulations.
</FOOTNOTE>

[GRAPHIC] HEITMAN REAL ESTATE FUND
FINANCIAL HIGHLIGHTS - CONTINUED
-------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout the fiscal periods presented.


ADVISOR SHARES

                                          FOR THE SIX-MONTH      FOR THE FISCAL
                                            PERIOD ENDED           YEAR ENDED              FOR THE PERIOD
                                            JUNE 30, 1997         DECEMBER 31,              MAY 15, 1995+
                                             (UNAUDITED)              1996           THROUGH DECEMBER 31, 1995
                                          -----------------       -------------     ---------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $10.98               $8.67                  $8.00
                                               ------              ------                  -----

INCOME FROM INVESTMENT OPERATIONS
 Net investment income (a)...............        0.14                0.31                   0.23
 Net realized and unrealized gain
   on investments........................        0.52                2.84                   0.80
                                               ------              ------                  -----
     Total from investment operations            0.66                3.15                   1.03
                                               ------              ------                  -----
DISTRIBUTIONS
 From net investment income (a)..........       (0.14)              (0.31)                 (0.23)
 In excess of net investment income......       (0.05)              (0.12)                  0.00
 From net realized gain on
   investments...........................        0.00               (0.41)                  0.00
 From tax return of capital (b)..........        0.00               (0.00)                 (0.13)
                                               ------              ------                  -----
     Total distributions.................       (0.19)              (0.84)                 (0.36)
                                               ------              ------                  -----

NET ASSET VALUE, END OF PERIOD...........      $11.45              $10.98                  $8.67
                                               ======              ======                  =====

Total Return (c).........................       6.07%              37.44%                 13.19%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)....     $73,355             $79,805                 $5,520
 Ratio of expenses to average net assets.      1.58%*               1.73%                1.99%*d
 Ratio of net investment income to
   average net assets (a)................      2.55%*               3.91%                4.27%*d
 Portfolio Turnover......................     83.41%*              59.88%                65.33%*
 Average commission rate paid (e)........     $0.0409             $0.0504                      -
<FOOTNOTE>
-----------------------
* Annualized.
+ Commencement of Operations.
a Distributions  from  REIT investments generally  include  a return  of  capital, which the Fund records as a  reduction in the cost basis of its investments.
b Historically, the Fund has distributed to its  shareholders amounts  approximating dividends received from  the  REITs.
  Such  distributions may include a portion which  may  be  a return of capital.
c This  result  does not include the sales  charge.   If  the
  charge  had  been  included, the  return  would  have  been
  lower.   The  total  return figure for the  fiscal  periods
  ended  June  30, 1997 and December 31, 1995 have  not  been annualized.
d During  1995, the Advisor agreed to reimburse a portion  of the  Advisor Shares' expenses.  Without reimbursement,  the expense  ratio would have been 5.34% and the ratio  of  net investment  income to average net assets  would  have  been
  0.92%.
e Required  disclosure  for  fiscal  years  beginning   after
  September 1, 1995 pursuant to SEC regulations.
</FOOTNOTE>

[GRAPHIC] HEITMAN REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                        JUNE 30, 1997
-------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION
  Heitman Securities Trust (the "Trust") is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized on September 15, 1988, as a Massachusetts business trust under a Master Trust Agreement which was amended and restated on February 28, 1995 (the "Master Trust Agreement"). The Master Trust Agreement permits the issuance of an unlimited number of shares of beneficial interest in separate series, with shares of each series representing interests in a separate portfolio of assets. Heitman Real Estate Fund (the "Fund") was organized as a series of the Trust on September 15, 1988 and shares of the Trust representing interests in the Fund were registered with the Securities and Exchange Commission on January 4, 1989. The Fund's investment objective is to obtain high total return consistent with reasonable risk by investing primarily in equity securities of public companies principally engaged in the real estate business.

  The Fund offers two classes of shares (Institutional Shares and Advisor Shares). Institutional Shares and Advisor Shares are substantially identical, except that Advisor Shares bear the fees that are payable under a Distribution Plan adopted by the Board of Trustees ( the "Distribution Plan") at an annual rate of 0.25% of the average daily net assets of Advisor Shares. The Advisor Shares bear the fees payable to service organizations pursuant to a Shareholder Servicing Plan at an annual rate of 0.25% of the average daily net assets of Advisor Shares owned by shareholders with whom the service organizations have a servicing relationship. In addition to the fees paid pursuant to the Distribution Plan and the Shareholder Servicing Plan, each class bears the expenses associated with transfer agent fees and expenses, printing of shareholder reports, registration fees, administrative, and accounting fees. Institutional Shares were offered for sale on March 13, 1989 and Advisor Shares were offered for sale on May 15, 1995.

  Because the Fund may invest a substantial portion of its assets in REITs, the Fund may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
INVESTMENT SECURITIES TRANSACTIONS AND INVESTMENT INCOME
  The Fund's investment securities portfolio consists primarily of investments in public companies engaged in the real estate business. Investment securities transactions are recorded on a
  trade   date  basis.  Dividend  income  and  distributions   to
  shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains or losses on sales of investment securities are determined on the first-in, first-out ("FIFO") basis.

  The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts ("REITs"). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. For financial reporting purposes through September 30, 1993, these dividends were recorded as dividend income, and the investment in the REIT reported at market value. During the fiscal year ended September 30, 1994, effective October 1, 1993, the Fund changed its accounting policy to record the return of capital portion of dividends received, as provided by the REITs, as a reduction in the cost basis of its investments in the REITs. This change has no effect on the calculation of net asset value per share.

[GRAPHIC] HEITMAN REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED            JUNE 30, 1997
-------------------------------------------------------------------------------

  Generally, the Fund has distributed to its shareholders amounts approximating distributions received from the REITs. Accordingly, the Fund's distributions to shareholders have included the return of capital received from the REITs as well as returns of capital attributed to distributions of other income for financial reporting purposes which was not subject to current taxation. In accordance with Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies ("SOP"), distributions representing a return of capital for tax purposes are charged to paid-in capital.

INVESTMENT SECURITIES VALUATION
  Investment securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. If there has been no sale, the investment security is valued at the average between the closing bid and closing offer quoted on such day. Investment securities traded only in the over-the-counter market are valued at the last price reported on the NASDAQ National Market System, or, if the security is not reported on the NASDAQ National Market System, at the last reported bid on such day. Otherwise, the investment security is valued by such method as the Trustees shall determine in good faith to reflect its fair value.

  Effective May 14, 1992, Grubb & Ellis Realty Trust ("GRIT") completed its dissolution by transferring all its remaining assets to a liquidating trust. On the date of the dissolution, GRIT's shares were canceled and replaced by beneficial interests in a liquidating trust, which are not transferable. On March 25, 1994 and November 5, 1996, the Fund received distributions from GRIT in the amount of $369,915 and $110,026, respectively, representing $1.95 and $0.67, respectively, for each share of the GRIT liquidating trust held by the Fund. The Trustees have determined that the Fund's ownership in the remainder of the liquidating trust should be valued at $0.51 per share. At June 30, 1997, the Fund owned 189,700 shares of the GRIT liquidating trust for a value of $96,747.

INCOME TAXES
  The Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund will be entitled to claim a dividends paid deduction for distributions of income and capital gains to shareholders. Accordingly, the Fund will not be liable for federal income taxes to the extent its taxable investment income and net realized capital gains are fully distributed to shareholders.

  The Fund is also subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Fund intends to distribute its net investment income and capital gains as necessary to avoid this excise tax. The amount of capital loss carryforward utilized during the fiscal year ended December 31, 1996 was approximately $3,735,000.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[GRAPHIC] HEITMAN REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED            JUNE 30, 1997
------------------------------------------------------------------------------
EXPENSES
  All expenses of the Fund (other than expenses incurred under the Distribution Plan and the Shareholder Servicing Plan) are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.



NOTE 3 - INVESTMENT SECURITIES
For  the  six-month  period ended June  30,  1997,  the  cost  of purchases and the proceeds from sales of investment securities (excluding short-term investments) aggregated $78,256,976 and $93,166,159, respectively. Cost for federal income tax purposes is $178,377,736 and unrealized appreciation consists of:


            Gross unrealized appreciation        $31,705,694
             Gross unrealized depreciation          (600,290)
                                                 -----------
                   Net unrealized appreciation   $31,105,404
                                                 ===========


NOTE  4  -  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS  WITH
AFFILIATES
  The Fund entered into an Investment Management Agreement (the "Agreement") with Heitman/PRA Securities Advisors, Inc. (the "Advisor") on January 31, 1995. The Advisor is a wholly owned subsidiary of Heitman Financial Ltd. ("Heitman"), a wholly owned subsidiary of United Asset Management Corporation. The Fund pays the Advisor a fee for its services, calculated daily and paid monthly, at the annual rate of 0.75% of the Fund's first $100 million of average daily net assets and 0.65% of the average daily net assets of the Fund in excess of $100 million, excluding assets invested in any money market mutual fund. The Agreement provides that in the event total expenses of the Fund (exclusive of interest, taxes, brokerage expenses, distribution expenses and extraordinary items) for any fiscal year of the Fund exceed (i) 1.75% of the Fund's average net assets up to $50 million plus (ii) 1.50% of the Fund's average net assets in excess of $50 million, the Advisor will pay or reimburse the Fund for that excess up to the amount of its advisory fee during that fiscal year.

  Prior to January 31, 1995, PRA Securities Advisors, L.P. (the "Prior Advisor") served as the Fund's advisor pursuant to an Investment Management Agreement whose terms were substantially the same as the Fund's current Agreement with the Advisor.

  Rodney Square Management Corporation ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, provides accounting, administration and transfer agent services. For accounting services provided, the Fund pays an annual fee of $75,000, plus an amount equal to 0.02% of the Fund's average daily net assets in excess of
  $100   million,   plus   any   out-of-pocket   expenses.    For
  administrative services provided, Rodney Square receives a monthly administration fee from the Fund at an annual rate of 0.10% of the Fund's average daily net assets, plus any out-of-
  pocket  expenses.   Additionally, for  administrative  services
  provided, the Advisor Shares are subject to a minimum annual fee of $25,000.

[GRAPHIC] HEITMAN REAL ESTATE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED            JUNE 30, 1997
------------------------------------------------------------------------------
The  Fund  has adopted a Distribution Plan for the Advisor Shares
  in  accordance with Rule 12b-1 under the 1940 Act.   Under  the
  provisions of the Distribution Plan, the Fund makes payments to ACG Capital Corporation, the distributor for the Advisor
  Shares ( "ACG" or the "Distributor") at an annual rate of 0.25% of the daily net assets of Advisor Shares of the Fund as a distribution fee. The distribution fees are used by the Distributor to finance activities primarily intended to result in the sale of Advisor Shares of the Fund.

The  Fund  has also adopted a Shareholder Servicing Plan for  the
  Advisor Shares. Pursuant to the Shareholder Servicing Plan, the Trust contracts with service organizations to provide a variety of shareholder services, such as maintaining shareholder accounts and records, answering inquiries regarding the Fund, and processing purchase and redemption orders. The Fund pays fees to service organizations in amounts up to an annual rate of 0.25% of the daily net asset value of Advisor Shares owned by shareholders with whom the service organization has a servicing relationship.

NOTE 5 - REMUNERATION OF TRUSTEES
Certain officers and trustees of the Fund are also officers and/or affiliates of the Advisor or certain shareholders.

[Outside cover -- divided into two sections]
[Left Section]

          INVESTMENT ADVISOR
  HEITMAN/PRA SECURITIES ADVISORS, INC.
  180 NORTH LASALLE STREET, SUITE 3600
            CHICAGO, IL 60601

                OFFICERS
      WILLIAM L. RAMSEYER, CHAIRMAN AND CEO
DEAN A. SOTTER, VICE PRESIDENT AND TREASURER
        TIMOTHY J. PIRE, SECRETARY
   RANDY NEWSOME, ASSISTANT SECRETARYY
  LAURIE V. BROOKS, ASSISTANT SECRETARY
   JOHN J. KELLEY, ASSISTANT TREASURER

           BOARD OF TRUSTEES
            ROBERT W. BEENEY
            DONALD L. FOOTE
             JOHN F. GOYDAS
          WILLIAM L. RAMSEYER
             GEROGE C. WEIR
             MAURICE WIENER

DISTRIBUTOR - HEITMAN/PRA INSTITUTIONAL CLASS
     RODNEY SQUARE DISTRIBUTORS, INC.
           RODNEY SQUARE NORTH
          1100 N. MARKET STREET
           WILMINGTON, DE 19890

        DISTRIBUTOR - ADVISOR CLASS
          ACG CAPTIAL CORPORATION
      1661 TICE VALLEY BOULEVARD #200
          WALNUT CREEK, CA 94595
               (800) 888-REIT

                 CUSTODIAN
          WILMINGTON TRUST COMPANY
             RODNEY SQUARE NORTH
            1100 N. MARKET STREET
             WILMINGTON, DE 19890

       TRANSFER AGENT AND ADMINISTRATOR
     RODNEY SQUARE MANAGEMENT CORPORATION
             RODNEY SQUARE NORTH
            1100 N. MARKET STREET
             WILMINGTON, DE 19890

              TRUST HEADQUARTERS
     180 NORTH LASALLE STREET, SUITE 3600
              CHICAGO, IL 60601
                (800) 435-1405

HF08 8/97

[Right Section]

          HEITMAN REAL ESTATE FUND




             SEMI-ANNUAL REPORT
               JUNE 30, 1997


[GRAPHIC] Heitman Logo